CONTRACTS IN PROGRESS	6 Months Ended
Jun. 30, 2025
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Contract costs incurred to date	$11,709	$11,015
Profit recognized to date	109	155
	$11,818	$11,170
Less: progress billings	(12,173)	(11,450)
Contract work in progress (liability)	$(355)	$(280)
Comprising:
Amounts due from customers – work in progress	$41	$138
Amounts due to customers – creditors	(396)	(418)
Net work in progress	$(355)	$(280)